Inventory - 10K (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) Course	Dec. 31, 2014 USD ($) Course	Jun. 30, 2016 USD ($)
Inventory [Line Items]
Work in process	$ 12,447,088	$ 16,688,682	$ 22,663,323
Finished goods	0	2,355,795	6,268,570
Inventory	12,447,088	19,044,477	$ 28,931,893
Inventory write-downs	$ 60,000	$ 1,000,000
BARDA Contract
Inventory [Line Items]
Number of courses delivered and accepted | Course	383,754	1,400,000